CASH AND CASH EQUIVALENTS, SHORT-TERM BANK DEPOSITS AND MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2021
Cash, Cash Equivalents, and Short-term Investments [Abstract]
Cash, Cash Equivalents, and Short-term Investments [Text Block]
NOTE 4:-	CASH AND CASH EQUIVALENTS, SHORT-TERM BANK DEPOSITS AND MARKETABLE SECURITIES

	December 31,
	2021	2020
Cash and cash equivalents:
Cash	$170.8	$204.4
Money market funds	6.6	14.5
Short term deposits	94.5	36.8

Total Cash and cash equivalents	271.9	255.7

Short-term bank deposits:	492.5	214.5

Marketable securities:
Government and corporate debentures—fixed interest rate	2,262.5	2,626.9
Government-sponsored enterprises debentures	641.4	714.7
Government and corporate debentures—floating interest rate	115.1	187.8

Total Marketable securities	3,019.0	3,529.4

Total Cash and cash equivalents, short-term bank deposits and marketable securities	$3,783.4	$3,999.6

The gross unrealized gains on the Company’s marketable securities were $14.2 and $51.4 as of December 31, 2021 and 2020, respectively. The gross unrealized losses on the Company’s marketable securities were $15.7 and $0.4 as of December 31, 2021 and 2020, respectively. All marketable securities in unrealized loss position are in continuous loss of less than 12 months or insignificant.
The following table classifies the Company’s marketable securities by contractual maturities:

	December 31,
	2021		2020
	Fair Value	Amortized Cost	Fair Value	Amortized Cost
Contractual maturity year:
Within one year	$929.3	$925.8	$1,217.5	$1,211.8
After one year through five years	2,089.7	2,094.7	2,311.9	2,266.6

Total	$3,019.0	$3,020.5	$3,529.4	$3,478.4

As of December 31, 2021 and 2020, interest receivable amounted to $15.3 and $19.5, respectively, and is included within prepaid expenses and other assets in the balance sheets.